ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare	$ 2,588,312	$ 2,526,701
Accrued professional fees	624,825	700,000
Other tax payable	1,378,963	1,830,815
Interest payable	305,087	612,968
Government subsidy	908,496	882,640
Others	1,655,938	1,064,331
Total	$ 7,461,621	$ 7,617,455